Cash and cash equivalents and Marketable securities	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents and Marketable securities
7.	Cash and cash equivalents and Marketable securities

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, term deposits with banks and short-term highly liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

	12.31.2018	12.31.2017
Cash at bank and in hand	863	1,570

Short-term financial investments
-In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,875	1,176
Other investment funds	12	17

	1,887	1,193
- Abroad
Time deposits	3,823	6,237
Automatic investing accounts and interest checking accounts	6,708	11,287
Other financial investments	618	2,232

	11,149	19,756
Total short-term financial investments	13,036	20,949

Total cash and cash equivalents	13,899	22,519

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds and related repo investments that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

The principal uses of funds in the year ended December 31, 2018 were for debt service obligations (US$ 39,854), including pre-payment of debts, and acquisition of PP&E and intangibles assets (US$ 12,021). These funds were principally provided by operating activities (US$ 26,353), proceeds from financing (US$ 10,950) and disposal of assets (US$ 5,791).

Marketable securities

	12.31.2018		01.01.2018
	In Brazil	Total	In Brazil	Abroad	Total
Fair value through profit or loss	1,083	1,083	1,276	—	1,276
Fair value through other comprehensive income	8	8	13	609	622
Amortised cost	45	45	51	—	51

Total	1,136	1,136	1,340	609	1,949

Current	1,083	1,083	1,276	609	1,885
Non-current	53	53	64	—	64

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds. These financial investments have maturities of more than three months and are mostly classified as current assets due to their maturity or the expectation of their realization in the short term.

The amounts of marketable securities at December 31, 2017 classified by categories in accordance with the former accounting practice (IAS 39) are presented in note 2.3.1.